Mutual Fund Series Trust

Catalyst/Lyons Hedged Premium Return Fund, Class I Shares

Catalyst/Lyons Tactical Allocation Fund, Class I Shares

(together, the “Funds”)

Incorporated herein by reference is the prospectus for Class I shares of the Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 10, 2014 (SEC Accession No. 0001162044-14-000651).